Great-West Life & Annuity Insurance Company
                             8515 East Orchard Road
                          Greenwood Village, CO 80111




May 4, 2005


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE: Maxim Series Account of Great-West Life & Annuity Insurance Company Certification Pursuant to Rule 497(j) under the Securities Act of 1933 File Nos. 33-82610 and 811-03249

Ladies and Gentlemen:

In lieu of filing the form of prospectus and Statement of Additional Information for Maxim Series Account (the "Account") pursuant to paragraph (c) of Rule 497 under the Securities Act of 1933, the Account hereby certifies that:

         (1) the form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in post-effective amendment no. 14 to the Account's registration statement on Form N-4, the most recent amendment to the Account's registration statement, and

         (2) the text of prospectus and the Statement of Additional Information was filed with post-effective amendment no. 14 to the Account's registration statement on Form N-4, filed with the Securities and Exchange Commission electronically via EDGAR transmission, on April 29 2005.

If you should have any questions regarding the foregoing, please contact the undersigned at (303) 737-3817.

MAXIM SERIES ACCOUNT
(Registrant)

By:      /s/ Beverly A. Byrne

         Beverly A. Byrne
         Vice President and Counsel